Financial risk management and financial instruments - Capital Allocation (Details)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Capital allocation
Targeted gearing ratio, temporary maximum until 2021	60.00%
Gearing ratio	56.30%	42.20%	26.40%
Minimum
Capital allocation
Targeted gearing ratio	20.00%
Maximum
Capital allocation
Targeted gearing ratio	40.00%